UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch Bank (Suisse) S.A.
Address:       18 rue de Contamines
               1211 Geneva 3, Switzerland

13F File Number: 028-05561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Marc Van de Pol                                Thierry Widmer
Title: General Manager                               Deputy Manager
Phone: 41 22 703 19 09                               41 22 703 15 65



/s/ Marc Van de Pol				/s/ Thierry Widmer
--------------------				---------------------
    Marc Van de Pol				Thierry Widmer

Geneva, Switzerland


November 12, 2003

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-03554			Merrill Lynch & Co., Inc.